Fair value measurement	12 Months Ended
Dec. 31, 2023
Fair value measurement
Fair value measurement

27. Fair value measurement

Recurring

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market - based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Company uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2022 and 2023.

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured notes under fair value option	1,755,009	—	1,755,009	—
Listed equity securities	6,725,766	6,725,766	—	—
Other investments under fair value option	1,386,741	—	1,386,741	—
Total	9,867,516	6,725,766	3,141,750	—

		Fair value measurement at reporting date using
		Quoted Prices
		in Active
		Markets for		Significant
		Identical	Significant Other	Unobservable
	December 31	Assets	Observable Inputs	Inputs
Items	2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Structured notes under fair value option	3,179,829	—	3,179,829	—
Listed equity securities	8,573,605	8,573,605	—	—
Investment in Kargobot’s shares	528,709	—	—	528,709
Other investments under fair value option	2,459,081	—	1,877,076	582,005
Contingent consideration assets	250,368	—	—	250,368
Total	14,991,592	8,573,605	5,056,905	1,361,082

Treasury investments

As there are no quoted prices in active markets for the investment at the reporting date, the Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement to estimate the fair value of structured notes and certain investments under fair value option recorded in treasury investments with variable interest rates indexed to the performance of underlying assets.

Investment in Kargobot’s shares

The Group determines the fair value of its investment in Kargobot’s shares with assistance of a third-party appraiser. The Group applies significant judgments in estimating fair values of Kargobot including selection of valuation methods and significant assumptions used in valuation. The fair value of the investment in Kargobot’s shares upon the deconsolidation and upon modification of certain rights of the Group was determined by referencing the most recent financing transaction, aforementioned in Note 4, used as an input to an OPM. Other key inputs to the OPM were discounts for lack of marketability (DLOM) relating to Kargobot’s shares with and without a substantive redemption provision ranging from 22% to 30%, volatility of 57% and time to liquidity of 7.0 years. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurement.

27. Fair value measurement (Continued)

Other investments

The Group values its listed equity securities in active markets using quoted prices for the underlying securities, the Group classifies the valuation techniques that use these inputs as Level 1. The fair value of the Group’s investments in government bonds or convertible bonds is measured based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

Contingent consideration assets

As described in Note 5, the Group will receive certain contingent considerations in the form of XPeng’s Class A ordinary shares if certain milestones are achieved in the sale of certain smart auto business. The Group measured the contingent considerations at fair value. When applying the scenario-based model, key assumptions involved include the estimated outcomes of the milestone in the earn-out periods in each scenario and the estimated probability of each scenario.

Cash equivalent, restricted cash, time deposits, short-term receivables and payables

Cash equivalent, restricted cash, time deposits, accounts and notes receivable, prepayments, receivables and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts and notes payables, customer advances and deferred revenue, accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Non-recurring

The Group measures equity investments without readily determinable fair values at fair value on a nonrecurring basis when an impairment charge is to be recognized. As of December 31, 2022 and 2023, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in earnings. Refer to Note 9 - Investment securities and other investments and Note 10 - Equity method investments, net for the details of impairment charge, respectively.

The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired. The Group reviews the long-lived assets and identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition (Level 3). Refer to Note 11 - Property and equipment, net and Note 13 - Intangible assets, net for the details of impairment charges, respectively.

In accordance with the Group policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Group performed an impairment assessment for the goodwill of each reporting unit annually. The Group concluded that no write down was warranted for the years ended December 31, 2022 and 2023. The valuation methodology used to estimate the fair value of goodwill is discussed in Note 14 - Goodwill for further information.